SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39 (File No. 333-91691)	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 46 (File No. 811-07623)	☒
(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK

VARIABLE ANNUITY ACCOUNT

(previously IDS Life of New York Variable Annuity Account)

(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York

(previously IDS Life Insurance Company of New York)

(Name of Depositor)

20 Madison Avenue Extension, Albany, NY 12203

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on Oct.15, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No.39 is to supplement the prospectuses for: RiverSource Retirement Advisor Advantage Plus® Variable Annuity/ RiverSource Retirement Advisor Select Plus® Variable Annuity, RiverSource Retirement Advisor 4 Advantage® Variable Annuity/ RiverSource Retirement Advisor 4 Select® Variable Annuity/ RiverSource Retirement Advisor 4 Access® Variable Annuity, and RiverSource® RAVA 5 Advantage® Variable Annuity/ RiverSource® RAVA 5 Select® Variable Annuity/ RiverSource® RAVA 5 Access® Variable Annuity.

PART A.

Prospectuses for RiverSource Retirement Advisor Advantage Plus® Variable Annuity/ RiverSource Retirement Advisor Select Plus® Variable Annuity, RiverSource Retirement Advisor 4 Advantage® Variable Annuity/ RiverSource Retirement Advisor 4 Select® Variable Annuity/ RiverSource Retirement Advisor 4 Access® Variable Annuity, and RiverSource® RAVA 5 Advantage® Variable Annuity/ RiverSource® RAVA 5 Select® Variable Annuity/ RiverSource® RAVA 5 Access® Variable Annuity (offered for contract applications signed prior to April 30, 2012) dated April 29,2013 filed electronically with Post-Effective Amendment No.38 to Registration Statement No.333-91691 are incorporated by reference to this Post-Effective Amendment No.39.

Prospectus Supplement dated October 15, 2013*
Prospectus Form #
Product Name	National	New York
RiverSource Retirement Advisor Advantage Plus® Variable Annuity/ RiverSource Retirement Advisor Select Plus® Variable Annuity	S-6273 T (4/13)	S-6362 N (4/13)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity/ RiverSource Retirement Advisor 4 Select® Variable Annuity/ RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 L (4/13)	S-6504 L (4/13)
RiverSource® RAVA 5 Advantage® Variable Annuity/ RiverSource® RAVA 5 Select® Variable Annuity/ RiverSource® RAVA 5 Access® Variable Annuity	140463 E (4/13)	140464 E (4/13)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please retain this supplement with your prospectus for future reference.

You are receiving this prospectus supplement because we are making important changes to certain Optional Living Benefit riders that were offered under your contract.

Section 1 of the Supplement:

New Funds

Beginning Nov.18, 2013, four new investment options, known as the Portfolio Stabilizer funds, will be available if you selected one of the following Optional Living benefit riders:

•	SecureSource® Flex
•	SecureSource Stages 2®
•	SecureSource Stages NY®
•	Guaranteed Minimum Withdrawal Benefit (Withdrawal Benefit)
•	Guarantor Withdrawal Benefit for Life® (GWB for Life®)
•	SecureSource®
•	Accumulation Protector Benefit (APB)
•	Guaranteed Minimum Accumulation Benefit (Accumulation Benefit)

Please see Section 1. “New Investment Options” below for a full description of new investment options. In this supplement we may refer to investment options individually as a “fund” or collectively as “funds.” In addition, when discussing the new investment options available, we may collectively refer to them as the “Portfolio Stabilizer funds.”

Sections 2 and 3 of the Supplement:

Fee Changes

These changes only apply to you if you selected one of the following Optional Living Benefit riders:

•	Guaranteed Minimum Withdrawal Benefit (Withdrawal Benefit)
•	Guarantor Withdrawal Benefit for Life® (GWB for Life®)
•	SecureSource®
•	Accumulation Protector Benefit (APB)
•	Guaranteed Minimum Accumulation Benefit (Accumulation Benefit)

If you have the Withdrawal Benefit (including Enhanced Withdrawal Benefit), GWB for Life or SecureSource riders and your contract value is invested in the Variable Portfolio — Aggressive Portfolio or the Variable Portfolio — Moderately Aggressive Portfolio, effective Dec. 18, 2013, you may be subject to the fee increase, as described below in Section 2 “Fee Changes for Withdrawal Benefit, GWB for Life and SecureSource riders” of this supplement.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6273-14 A (10/13)

*Valid until next prospectus update.

If you have the APB or Accumulation Benefit rider and we receive your request for the elective step up or the elective spousal continuation step up on or after Nov. 18, 2013, the annual fee that will apply to your rider may change depending on the fund in which your contract value is invested, as described below in Section 3 “APB and Accumulation Benefit rider fee for elective Step ups” of this supplement.

1.	New Investment Options

Beginning November 18, 2013, if you selected one of the Optional Living Benefit riders listed above, we are making the following Portfolio Stabilizer funds (singularly “the Fund” or collectively “the Funds”) available to you:

1.	Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)
2.	Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)
3.	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
4.	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)

These new Funds are available as an alternative to the Portfolio Navigator funds that are currently available to you. You may choose to remain invested in your current Portfolio Navigator fund, move to a different Portfolio Navigator fund, or move to a Portfolio Stabilizer fund. Your decision should be made based on your own individual investment objectives and financial situation, and in consultation with your financial adviser.

If you are currently invested in a Portfolio Navigator fund and choose to reallocate your contract value to a Portfolio Stabilizer fund, you will no longer have access to any of the Portfolio Navigator funds, but you may change to any one of the other Portfolio Stabilizer funds, subject to the transfer limits applicable to your rider.

The Portfolio Stabilizer funds. The investment objective of each Portfolio Stabilizer fund is to achieve total return while managing exposure to equity market volatility.

Columbia Management Investment Advisers, LLC (Columbia Management) is the investment adviser of the Funds and each underlying fund in which the Funds invest. Columbia Management considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the funds’ investment activities. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.

Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.

The Funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and debt asset classes through investments in a mix of affiliated mutual funds (underlying funds). Further, in seeking to manage equity market volatility, the Funds employ a tactical allocation strategy of utilizing:

•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);
•	direct investments in exchange-traded funds (ETFs); and
•

direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures).

The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Funds’ exposure to different asset classes and various segments within these asset classes.

In general, when the Funds’ investment adviser, Columbia Management, determines that equity market volatility is relatively low, it may increase the Funds’ equity exposure and decrease the Funds’ debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Funds’ equity exposure and, correspondingly, increase the Funds’ debt exposure.

For additional information about the Funds’ investment strategies and risks, see the Funds’ prospectuses.

Investing in the Portfolio Stabilizer funds. If you choose to invest in a Portfolio Stabilizer fund, you are responsible for determining which one is appropriate for you. Currently, you may not use more than one Portfolio Stabilizer fund at a time. Your financial advisor can help you determine which Fund most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Fund you select is appropriate for you based on your ability to withstand investment risk. We are not responsible for your decision to select a certain Fund or your decision to change to another Fund.

If you have initially allocated qualifying purchase payments to the Special DCA fixed account (if available), we will make monthly transfers from the Special DCA fixed account into the Fund you have chosen.

You may change your Fund selection up to two times per contract year by written request on an authorized form or by another method agreed to by us. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward this limitation. We reserve the right to: (1) limit the number of fund transfers if required to comply with the written instructions of a fund; and (2) increase or decrease the number of funds available to you.

If you decide to annuitize your contract (convert your annuity into a stream of income payments), your rider will terminate and you will no longer have access to Portfolio Stabilizer funds.

Risks. Although an investment in the Funds may have the effect of mitigating declines in your contract value in the event of a significant decline in equity market valuations, the strategies followed by the Funds, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. This may deprive you of some or all of the benefits of increases in equity market values under your contract and could also result in a decrease in your contract value. In addition, there is no guarantee that the Funds’ strategies will have their intended effect, or that they will work as effectively as is intended.

Before you decide to transfer contract value to one of the Portfolio Stabilizer funds, you and your financial advisor should carefully consider the following:

•	Whether or not the Portfolio Stabilizer fund meets your investment objectives and/or risk tolerance.
•

The permanent loss of your ability to invest in any of the Portfolio Navigator funds. The funds in which you may invest contract value will be limited to the Portfolio Stabilizer funds. If you decide to no longer invest your contract value in the Portfolio Stabilizer funds, your only option will be to terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.

•

For total expenses associated with the rider, you should consider not only the variation of the rider fee, but also the variation in fees among the various funds. You should also consider your overall investment objective, as well as how total fees and your selected fund’s investment objective may impact the amount of any Step up opportunities in the future.

Automatic reallocation after taking withdrawal. If you selected the SecureSource, SecureSource Flex or any SecureSource Stages riders, under the rules currently applicable to investments in the Portfolio Navigator funds, your contract value will be automatically reallocated to the Moderate option, Variable Portfolio — Moderate Portfolio once you begin taking withdrawals if the fund you are invested in is more aggressive. By contrast, under the rules applicable to investments in the Portfolio Stabilizer funds, your contract value will not automatically be reallocated to a more conservative investment option after you begin taking withdrawals.

Substitution and modification. We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any fund. Any change will apply to current allocations and/or to future payments and transfers. If your living benefit rider is terminated, you may remain invested in the Portfolio Stabilizer funds, but you will not be allowed to allocate future purchase payments or make transfers to these funds. Any substitution of funds may be subject to Securities and Exchange Commission approval.

Portfolio Stabilizer and Portfolio Navigator funds conflicts of interest. Columbia Management is affiliated with RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (“we”, “us” and “our”). In providing investment advisory services, Columbia Management and its affiliates, including us, are subject to competing interests that may influence our decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.

In addition, the investment strategies of the Portfolio Stabilizer funds are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by your rider. To the extent that the strategies are successful, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the rider than would be the case if contract owners did not invest in the Funds. For example, the Funds are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Our financial interest in reducing the volatility of overall contract values invested under the riders, in light of our obligations under the rider, may be deemed to present a potential conflict of interest with respect to the interests of the contract owners electing one of the riders, in that our interest may at times conflict with the Funds’ investment objectives when markets are appreciating.

For additional information about the conflicts of interest to which Columbia Management and its affiliates are subject, see the Funds’ prospectuses.

Annual operating fund expenses. The tables below show annual operating expenses for each Portfolio Stabilizer fund and each Portfolio Navigator fund. The tables do not reflect any rider fees, charges or expenses imposed by us on subaccounts or contracts. If such fees, sales charges or expenses had been included, the expenses set forth below would be higher.

Portfolio Stabilizer Funds — Total annual operating fund expenses

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

Fund name	Management fees	12b-1 fees	Other expenses	Acquired fund fees and expenses*	Gross total annual expenses
Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)	0.20%	0.25%	0.13%	0.46%	1.04%
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.10	0.50	1.05
Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)	0.24	0.25	0.08	0.48	1.05
Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.10	0.58	1.13

*	Includes fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (also referred to as acquired funds). Additional information on fees, including those incurred indirectly on acquired funds, are disclosed in the underlying fund prospectuses.

Portfolio Navigator Funds — Total annual operating fund expenses

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

Fund name	Management fees	12b-1 fees	Other expenses	Acquired fund fees and expenses*	Gross total annual expenses
Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	—	0.25%	0.02%	0.61%	0.88%
Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	—	0.25	0.02	0.67	0.94
Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	—	0.25	0.02	0.72	0.99
Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	—	0.25	0.02	0.76	1.03
Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	—	0.25	0.02	0.80	1.07

*	Includes fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (also referred to as acquired funds). Additional information on fees, including those incurred indirectly on acquired funds, are disclosed in the underlying fund prospectuses.

2.	Fee Changes for Withdrawal Benefit, GWB for Life and SecureSource riders

These changes ONLY apply to you if you selected Withdrawal Benefit, GWB for Life and SecureSource riders.

Effective Dec. 18, 2013, we are exercising our right to increase the rider fee for Withdrawal Benefit, GWB for Life and SecureSource riders and to vary the fee depending on the fund in which your contract value is invested.

Your variable annuity contract limits the circumstances under which we may increase your fee for the rider. Under the terms of your contract, we may not change the rider fee in effect on your contract after the rider effective date unless:

•	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee (the Step up); or
•

you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option. Our current administrative process is only to apply the fee increase for more aggressive transfers to a Variable Portfolio – Moderately Aggressive Portfolio or Variable Portfolio –Aggressive Portfolio.

Consequently, whether your rider fee will increase and when such a fee increase will take effect will depend on the choices you make.

Currently, the rider fee does not vary among the five Portfolio Navigator funds and your contract gains are automatically locked in each year (automatic Step up) on your contract anniversary if your contract value is higher than your benefit value, as defined in your prospectus. If your contract was issued prior to 5/1/2006 and you did not move to the Enhanced Withdrawal Benefit, your contract gains are not locked in automatically. Instead, you may elect the Step up option once each contract year within 30 days after your contract anniversary.

On your next contract anniversary after Dec. 18, 2013, the following will apply to the rider fees we charge and your choice regarding how these fee changes will apply to you.

If your contract value is allocated to a fund subject to a fee increase (i.e. the Variable Portfolio — Moderately Aggressive Portfolio or Variable Portfolio — Aggressive Portfolio), you will have 30 days following the anniversary to choose from the following:

1.	Remain invested in your current Portfolio Navigator fund and elect to Step up and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds. If you are eligible and want to receive a Step up, you will need to take action and elect to Step up or wait until the next contract anniversary to receive an automatic Step up.
3.	Do not elect a Step up, if eligible. You will not lock in contract gains, but you rider fee will stay the same.
4.	Move to a less aggressive Portfolio Navigator fund that is not subject to a fee increase. If you do this, your rider fee will not increase. If you are eligible and want to receive a Step up, you will need to take action and elect to Step up or wait until the next contract anniversary to receive an automatic Step up.

If your contract value is not allocated to the Variable Portfolio — Moderately Aggressive Portfolio or Variable Portfolio — Aggressive Portfolio, no action is required. You will only incur the rider fee increase if you transfer your contract value to the Variable Portfolio — Moderately Aggressive Portfolio or Variable Portfolio — Aggressive Portfolio.

If during the 30 days after the contract anniversary you transfer your contract value to a Portfolio Stabilizer fund or a less aggressive Portfolio Navigator fund not impacted by the fee increase and you want to receive a Step up, you will need to take action and elect to Step up or wait until the next contract anniversary to receive an automatic Step up.

Rider fees may increase or decrease as you move to various funds as shown in the tables below. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.

If your contract value is allocated to the Variable Portfolio — Moderately Aggressive Portfolio or Variable Portfolio — Aggressive Portfolio, we will notify you in writing about your opportunity to elect to Step up (if eligible) and incur the higher rider fee or maintain your guaranteed benefit at its current level and keep your rider fee the same. If you stay invested in your current Portfolio Navigator fund, you will receive another letter from us approximately 30 days before your next annuity contract anniversary after the rider fee increase. This letter will describe the potential opportunity to elect a Step up to increase your guaranteed income and how to make the election, if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to Step up and accept the fee increase. The Step up and new fee will be effective on the date we receive your request for the Step up (Step up date). If your contract was issued prior to 4/29/2005 and you did not move to the Enhanced Withdrawal Benefit, the elective Step up will be effective on your contract anniversary and the fee for your rider will be the fee that is in effect on the anniversary.

Each year, we will continue to provide you written notice of your options with respect to the Step ups and the fee increase until you:

(i)	incur a higher rider fee (by electing a Step up or transferring to a fund with a higher rider fee), or
(ii)	transfer to one of the Portfolio Stabilizer funds, or
(iii)	are invested in the Variable Portfolio — Moderate Portfolio, the Variable Portfolio — Moderately Conservative Portfolio, or the Variable Portfolio — Conservative Portfolio.

Once you have accepted the fee increase associated with your investment in the Variable Portfolio — Aggressive Portfolio or the Variable Portfolio — Moderately Aggressive Portfolio or you have transferred your contract value to a Portfolio Stabilizer fund or Portfolio Navigator fund that is not subject to a fee increase, you will become eligible for automatic Step ups under the rider (not applicable for contracts issued prior to 5/1/2006 with the original Withdrawal Benefit rider).

Before you elect a Step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.

Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.

For a full description and rules applicable to Step up options under your rider, please see “Optional Living Benefits” section in your current prospectus.

The following tables show the current and new fees for each rider:

TABLE 1. Withdrawal Benefit rider

Fund name	Current fee	New fee
Portfolio Stabilizer funds	N/A	0.60%
Portfolio Navigator funds:
Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.60%	No change
Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.60%	No change
Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.60%	No change
Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.60%	0.90%
Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.60%	1.05%

TABLE 2. GWB for Life rider

Fund name	Current fee	New fee
Portfolio Stabilizer funds	N/A	0.65%
Portfolio Navigator funds:
Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.65%	No change
Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.65%	No change
Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.65%	No change
Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.65%	0.95%
Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.65%	1.10%

TABLE 3. SecureSource rider issued in all states except New York

		Single Life		Joint Life
Contract purchase date	Fund name	Current fee	New fee	Current fee	New fee
9/10/2007-1/25/2009	Portfolio Stabilizer funds	N/A	0.65%	N/A	0.85%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.65%	No change	0.85%	No change
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.65%	No change	0.85%	No change
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.65%	No change	0.85%	No change
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.65%	0.90%	0.85%	1.10%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.65%	1.00%	0.85%	1.20%
1/26/2009 and later	Portfolio Stabilizer funds	N/A	0.90%	N/A	1.15%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.90%	No change	1.15%	No change
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.90%	No change	1.15%	No change
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.90%	No change	1.15%	No change
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.90%	1.00%	1.15%	1.25%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.90%	1.10%	1.15%	1.35%

TABLE 4. SecureSource rider issued in New York

		Single Life /Joint Life
Contract purchase date	Fund name	Current fee	New fee
9/10/2007 - 1/25/2009	Portfolio Stabilizer funds	N/A	0.65%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.65%	No change
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.65%	No change
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.65%	No change
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.65%	0.90%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.65%	1.00%

		Single Life /Joint Life
Contract purchase date	Fund name	Current fee	New fee
1/26/2009 and later	Portfolio Stabilizer funds	N/A	0.90%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.90%	No change
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.90%	No change
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.90%	No change
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.90%	1.00%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.90%	1.10%

3.	APB and Accumulation Benefit rider fee for elective Step ups

For contracts with the APB and Accumulation Benefit rider, if we receive your request for the elective Step up or the elective spousal continuation Step up on or after Nov. 18, 2013, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the tables below.

You can request the elective Step up only once per contract year, within thirty days following each contract anniversary, but prior to the benefit date, as defined in your prospectus. The Step up and the new fee will be effective on the date we receive your request for the Step up.

You will pay the fee that is in effect on the valuation date we receive your written request to Step up.

Due to rider fees varying by fund, beginning on contracts anniversaries on or after November 18, 2013, the provision of your prospectus in the “Optional Living Benefit Charges — Accumulation Benefit Rider Fee” or “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections detailing that the new rider fees will be charged for the entire contract year, is modified as follows:

If your annual rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

Subject to the terms of your contract, we reserve the right to further increase the rider fees to the maximum limit provided by your rider and to vary the rider fees based on the fund you select.

Currently, we waive our right to increase the fee for investment option changes. There is no assurance that we will not exercise our right in the future.

The automatic Step up option available under your rider will not impact your rider fee.

Please see the “Optional Living Benefits — Accumulation Protector Benefit Rider” or “Optional Living Benefits — Accumulation Benefit Rider” section in your current prospectus for a full description and rules applicable to elective and automatic Step up options under your rider.

Accumulation Benefit rider

Contract purchase date	Initial Annual Rider Fee and fee for elective step ups before 10/20/12	Current Rider Fee for elective step ups on/after 10/20/12 if invested in a Portfolio Navigator fund at the time of the step up	Current Rider Fee for elective step ups on/after 11/18/13 if invested in a Portfolio Stabilizer fund at the time of the step up
prior to 1/26/2009	0.60%	1.75%	1.30%
1/26/2009-5/31/2009	0.80%	1.75%	1.30%
11/09/2009-10/03/2010	1.25%	1.75%	1.30%
10/04/2010 and later	1.50%	1.75%	1.30%

APB rider

Contract application signed date	Initial Annual Rider Fee and fee for elective step ups before 10/20/12	Current Rider Fee for elective step ups on/after 10/20/12 if invested in a Portfolio Navigator fund at the time of the step up	Current Rider Fee for elective step ups on/after 11/18/13 if invested in a Portfolio Stabilizer fund at the time of the step up
prior to 10/04/2010	1.25%	1.75%	1.30%
10/04/2010-11/13/2011	1.50%	1.75%	1.30%
11/14/2011 and later	1.75%	1.75%	1.30%

EXAMPLE:

Assumptions:

This example assumes that the covered person (for joint life, younger covered spouse) is 65 or older and there are no additional purchase payments or withdrawals.

•

You own a RiverSource variable annuity with a withdrawal benefit rider. You are currently invested in the Variable Portfolio - Moderately Aggressive Portfolio (Class 2) (a Portfolio Navigator fund) with a current rider fee of 0.65%.

Your Contract Value (CV) is $100,000 and your withdrawal benefit rider currently provides the following benefits:

1)	You can withdraw $6,000 a year for the rest of your life. This is your Annual Lifetime Payment. Or
2)	You can withdraw $7,000 a year until you have withdrawn a total of $100,000. This is your Guaranteed Benefit Payment.

Based on your current CV, you will pay a rider fee of approximately $650 on your next annuity contract anniversary.

•	The annual fee for this rider has increased to 0.95% for clients invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2).

The following compares certain options available to you. Changes to rider values or fees are presented for two different scenarios where your CV increases to either $110,000 or $101,000 over the contract year:

1)	Elect to lock in your contract gains to your benefit values (Step up):

	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60

Increase in Guaranteed Benefit Payment	$700	$70

Increase in Annual Rider Fee	0.30%	0.30%

Increase in Annual Contract Charge	$330	$303

Automatic Step ups will continue on your next anniversary (if available under your rider).

2)	Do not elect to lock in your contract gains (no Step up):

	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$0	$0

Increase in Guaranteed Benefit Payment	$0	$0

Increase in Annual Rider Fee	0%	0%

Increase in Annual Contract Charge	$65	$6.50

Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. On your next anniversary, you will again have the option to elect the Step up (lock in contract gains)

3)	Move to one of the Portfolio Stabilizer funds and elect the Step up:

	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60

Increase in Guaranteed Benefit Payment	$700	$70

Increase in Annual Rider Fee	0%	0%

Increase in Annual Contract Charge	$65	$6.50

Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. Automatic Step ups will continue on your next anniversary (if available under your rider).

The above example is for illustrative purposes only. The assumptions and calculations used are not intended to be consistent with any one rider, but instead are intended to provide an idea of how different scenarios would operate. Your specific rider may use different calculations for fees or have different benefits available. For a full description and rules applicable to Step up options under your rider, please see the “Optional Living Benefits” section in your current prospectus.

Electing to Step up may result in different increases to the annual rider charge relative to the increase in your rider values. You should weigh the resulting increased charge due to the Step up versus the increases to your benefits to determine the option that is best for you.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6273-14 A (10/13)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated April 29, 2013 filed electronically as Part B to Post-Effective Amendment No. 4 to Registration Statement No.333-179395 on or about April 22, 2013, is incorporated by reference to this Post-Effective Amendment No.39.

PART C.

Item 24. Financial Statements and Exhibits

(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource of New York Variable Annuity Account

Report of Independent Registered Public Accounting Firm dated April 19, 2013

Statements of Assets and Liabilities for the year ended Dec. 31, 2012.

Statements of Operations for the year ended Dec. 31, 2012.

Statements of Changes in Net Assets for the years ended Dec. 31, 2012 and 2011.

Notes to Financial Statements.

The audited financial statements of RiverSource Life Insurance Co. of New York

Reports of Independent Registered Public Accounting Firm dated April 18, 2013 and April 16, 2011

Balance Sheets as of Dec. 31, 2012 and 2011

Statements of Income for the years ended Dec. 31, 2012, 2011 and 2010

Statements of Comprehensive Income for the years ended Dec. 31, 2012, 2011 and 2010

Statements of Cash Flows for the years ended Dec. 31, 2012, 2011 and 2010

Statements of Shareholder’s Equity for the three years ended Dec. 31, 2012, 2011 and 2010

Notes to Financial Statements

(b)	Exhibits:

1.1	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement
No. 333-03867 is incorporated by reference.

1.2	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant’s Initial Registration Statement
No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3	Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement
No. 333-91691, is incorporated by reference.

1.4	Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6	Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7	Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8	Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.12	Resolution of the Board of Directors establishing 672 additional subaccounts within the separate account, dated April 6, 2011 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No. 34 to Registration Statement No.333-91691 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012 filed electronically as Exhibit 1.13 to Registrant’s Post-Effective Amendment No. 36 to Registration Statement No.333-91691 is incorporated by reference.

1.14	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 12, 2013 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2	Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3	Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4	Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8	Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9	Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as Exhibit 4.9 to Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10	Form of Deferred Annuity Contract for American Express Retirement

Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as Exhibit 4.10 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11	Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12	Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as Exhibit 4.12 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13	Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as Exhibit 4.13 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14	Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as Exhibit 4.14 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15	Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit 4.15 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.17	Form of SecureSource Joint Life rider filed electronically as Exhibit 4.17 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.18	Form of SecureSource Single Life rider filed electronically as Exhibit 4.18 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.19	Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.19 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.20	Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.20 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.21	Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.21 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.22	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.23	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.24	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.25	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.25 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.26	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.26 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.27	Form of Guaranteed Minimum Accumulation Benefit Rider – Accumulation Protector Benefit rider filed electronically as Exhibit 4.19 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

5.	Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2

Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4	Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5	Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6	Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7	Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8	Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9	Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12	Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement
No. 333-91691 is incorporated by reference.

8.15	Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

8.16	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18	Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.20	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22	Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.24	Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.25	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.26	16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.27	Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.28	Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit 8.28 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.29	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.30	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

8.31	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

8.32	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.33	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.34	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1	Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity are filed electronically herewith.

10.2	Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/ RiverSource Retirement Advisor 4 Access Variable Annuity are filed electronically herewith.

10.3	Consents of Independent Registered Public Accounting Firms for RiverSource RAVA 5 Advantage Variable Annuity/ RiverSource RAVA 5 Select Variable Annuity/ RiverSource RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to April 30, 2012) are filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendments to this Registration Statement, dated Sept.3, 2013 is filed electronically herewith.

14.	Not applicable.

Item 25.	Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor

Maureen A. Buckley	20 Madison Ave. Extension Albany, NY 12203	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Director and Executive Vice President - Annuities

Richard N. Bush		Senior Vice President - Corporate Tax

Douglas K. Dunning		Director

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President - Insurance Product Development

Robert R. Grew	Carter, Ledyard & Milburn 2 Wall Street New York, NY 10005-2072	Director

Ronald L. Guzior	Bollam, Sheedy, Torani & Co. LLP CPA’s 26 Computer Drive West Albany, NY 12205	Director

James L. Hamalainen		Senior Vice President and Treasurer

Jean B. Keffeler	1010 Swingley Rd. Livingston, MT 59047	Director

Jeryl A. Millner	138 Ameriprise Financial Center Minneapolis, MN 55474	Director

Thomas R. Moore		Secretary

Thomas V. Nicolosi	Ameriprise Financial Services Inc. Suite 220 500 Mamaroneck Avenue Harrison, NY 10528	Director

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE

Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27. Number of Contract owners

As of Aug. 31, 2013, there were 13,150 non-qualified contract owners and 25,121 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

(a)	RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNT AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$24,714,946	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 11th day of October, 2013.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

By RiverSource Life Insurance Co. of New York

(Sponsor)

By /s/ Maureen A. Buckley*
Maureen A. Buckley*
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 11th day of October, 2013.

SIGNATURE	TITLE

/s/ Gumer C. Alvero*	Director and Executive
Gumer C. Alvero	Vice President – Annuities

/s/ Maureen A. Buckley*	Chairman of the Board,
Maureen A. Buckley	President and Chief Executive Officer

/s/ Richard N. Bush*	Senior Vice President –
Richard N. Bush	Corporate Tax

/s/ Douglas K. Dunning*	Director
Douglas K. Dunning

/s/ Steve M. Gathje*	Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Mark Gorham*	Director, Vice President – Insurance Product Development
Mark Gorham

/s/ Robert R. Grew*	Director
Robert R. Grew

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ James L. Hamalainen*	Senior Vice President and Treasurer
James L. Hamalainen

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Jeryl A. Millner*	Director
Jeryl A. Millner

/s/ Thomas V. Nicolosi*	Director
Thomas V. Nicolosi

*	Signed pursuant to Power of Attorney dated Sept. 3, 2013, filed electronically as Exhibit 13 to Post-Effective Amendment No. 39 to Registration Statement No. 333-91691, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 39 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

Prospectuses for RiverSource Retirement Advisor Advantage Plus® Variable Annuity/ RiverSource Retirement Advisor Select Plus® Variable Annuity, RiverSource Retirement Advisor 4 Advantage® Variable Annuity/ RiverSource Retirement Advisor 4 Select® Variable Annuity/ RiverSource Retirement Advisor 4 Access® Variable Annuity, and RiverSource® RAVA 5 Advantage® Variable Annuity/ RiverSource® RAVA 5 Select® Variable Annuity/ RiverSource® RAVA 5 Access® Variable Annuity (offered for contract applications signed prior to April 30, 2012) dated April 29,2013 filed electronically with Post-Effective Amendment No.38 to Registration Statement No.333-91691 are incorporated by reference to this Post-Effective Amendment No.39.

Supplement

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated April 29, 2013 filed electronically as Part B to Post-Effective Amendment No. 4 to Registration Statement No.333-179395 on or about April 22, 2013, is incorporated by reference to this Post-Effective Amendment No.39.

Part C.

Other Information.

The signatures.

EXHIBIT INDEX

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.1 – 10.3 Consents of Independent Registered Public Accounting Firms.

13.	Power of Attorney dated Sept. 3, 2013